Description of Business (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Dec. 01, 2021	Nov. 29, 2021	Nov. 24, 2021	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Transaction costs	$ 15,660,526				$ 13,680,526
Underwriting fees	5,520,000				4,800,000
Deferred underwriting fees	$ 9,660,000				8,400,000
Other offering costs					$ 480,526
Trust account description					Public Offering, the over-allotment and the Private Placement, $280,140,000 ($10.15 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units was placed in a trust account (the “Trust Account”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the consummation of a Business Combination; (ii) the redemption of any shares sold in the Initial Public Offering (“Public Shares”) in connection with a stockholder vote to amend the Company’s Amended and Restated Certificate of Incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if it does not complete an initial Business Combination within 18 months from the closing of the Initial Public Offering (the “Combination Period”); or (iii) the distribution of the Trust Account, as described below, except that interest earned on the Trust Account can be released to pay the Company’s tax obligations, if the Company is unable to complete an initial Business Combination within the Combination Period or upon any earlier liquidation of the Company.
Percentage of asset held in trust account					80.00%
Business combination, percentage of voting securities					50.00%
Net tangible assets					$ 5,000,001
Tax obligations					$ 100,000
Southland Holdings [Member]
Subsidiary, Sale of Stock [Line Items]
Remuneration paid percentage					75.00%
Remuneration paid					$ 847,000
Subsidies				$ 2,500,000
Labor and related costs					$ 100,000	$ 2,400,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in Shares)			24,000,000
Sale of stock price			$ 10.00
Proceeds amount			$ 240,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in Shares)	126,000		1,045,500
Sale of stock price	$ 10.00		$ 10.00
Proceeds amount	$ 1,260,000		$ 10,450,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in Shares)	3,600,000
Sale of stock price	$ 10.00
Proceeds amount	$ 36,000,000
Repurchase of additional shares		3,600,000